Derivative Instruments and Hedging Activities - Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	$ (140,519)	$ (131,179)	$ (160,451)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	38,319	(100,496)	178,865
Total realized and unrealized (losses) gains on derivative instruments	(102,200)	(231,675)	18,414
Interest Rate Swap Agreements [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(108,036)	(125,424)	(122,439)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	37,723	(86,045)	182,800
Interest Rate Swaps Terminated [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(10,876)	(1,319)	(35,985)
Foreign currency forward contracts [Member]
Realized losses relating to:
Derivative instruments not designated as hedging instruments realized (loss) gain net	(21,607)	(4,436)	(2,027)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	(418)	(16,926)	$ (3,935)
Stock purchase warrants [Member]
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ 1,014	$ 2,475